DUE FROM JOINT VENTURES (Details) - Due from joint ventures [Member] - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Due from joint ventures (Note 5)
- non-interest bearing - trade	$ 0	$ 815
- non-interest bearing - non-trade	1	345
- interest bearing-non-trade	0	2,695
Due from joint ventures	$ 1	$ 3,855